UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0%
California - 100.3%
ABAG Finance Authority for Nonprofit
Corporation,
Revenue Bonds (Sharp HealthCare)
Ser. A	5.00	8/1/2043	13,250,000		14,462,110
ABAG Finance Authority for Nonprofit
Corporation,
Revenue Bonds (Sharp HealthCare)
Ser. A	6.00	8/1/2030	5,000,000		5,512,950
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,819,587
Allan Hancock Joint Community
College,
GO (Convertible CABS-Election of
2006) Ser. C	0/5.60	8/1/2047	11,375,000	[a]	7,001,654
Anaheim Community Facilities District,
Special Tax Revenue Bonds,
Refunding (Platinum Triangle)	4.00	9/1/2046	2,000,000		2,006,420
Anaheim Community Facilities District,
Special Tax Revenue Bonds,
Refunding (Platinum Triangle)	4.00	9/1/2041	5,250,000		5,280,397
California,
GO (Various Purpose)	5.25	10/1/2032	9,170,000		9,943,306
California,
GO (Various Purpose)	5.25	9/1/2031	25,000,000		27,055,250
California,
GO (Various Purpose)	5.25	9/1/2032	19,500,000		21,093,150
California,
GO (Various Purpose)	5.25	3/1/2030	15,000,000		15,485,250
California,
GO (Various Purpose)	5.50	3/1/2040	17,500,000		18,068,575
California,
GO (Various Purpose)	5.50	11/1/2035	10,000,000		10,562,900
California,
GO (Various Purpose)	6.00	3/1/2033	2,000,000		2,086,640
California,
GO, Refunding (Various Purpose)	5.00	8/1/2036	7,000,000		8,064,070
California,
GO, Refunding (Various Purpose)	5.00	9/1/2036	10,000,000		11,531,900
California,
GO, Refunding (Various Purpose)	5.00	2/1/2038	5,000,000		5,386,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California,
GO, Refunding (Various Purpose)	5.25	2/1/2029	13,835,000		15,172,291
California,
GO, Refunding (Various Purpose)	6.50	4/1/2033	9,000,000		9,032,940
California County Tobacco
Securitization Agency,
Tobacco Settlement Asset-Backed
Refunding Revenue Bonds (Kern
County Tobacco Funding
Corporation)	5.00	6/1/2034	5,000,000		5,224,750
California County Tobacco
Securitization Agency,
Tobacco Settlement Revenue Bonds	0.00	6/1/2046	12,500,000	[b]	1,694,750
California Education Facilities
Authority,
Revenue Bonds, Refunding (Loma
Linda University) Ser. A	5.00	4/1/2036	3,845,000		4,410,907
California Education Facilities
Authority,
Revenue Bonds, Refunding (Loma
Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,712,370
California Educational Facilities
Authority,
Revenue Bonds (Chapman
University)	5.00	4/1/2045	2,305,000		2,570,997
California Educational Facilities
Authority,
Revenue Bonds (Chapman
University)	5.00	4/1/2040	5,000,000		5,594,750
California Educational Facilities
Authority,
Revenue Bonds (Pooled College and
University Projects) (Escrowed to
Maturity) Ser. A	5.63	7/1/2023	90,000		97,813
California Educational Facilities
Authority,
Revenue Bonds, Refunding
(Occidental College)	5.00	10/1/2045	500,000		567,820
California Educational Facilities
Authority,
Revenue Bonds, Refunding
(Pepperdine University)	5.00	9/1/2045	5,000,000		5,681,550
California Health Facilities Financing
Authority,
Revenue Bonds (City of Hope) Ser. A	5.00	11/15/2024	1,600,000		1,782,528
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford) Ser. A	5.00	7/1/2037	590,000	[c]	650,994

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford) Ser. A	5.00	7/1/2047	875,000	[c]	948,999
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Health
and Services) Ser. A	5.00	10/1/2030	3,500,000		4,032,980
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Health
and Services) Ser. A	5.00	10/1/2031	4,430,000		5,079,704
California Health Facilities Financing
Authority,
Revenue Bonds (Rady Children's
Hospital - San Diego)	5.25	8/15/2041	8,500,000		9,041,450
California Health Facilities Financing
Authority,
Revenue Bonds (Saint Joseph Health
System) Ser. A	5.00	7/1/2037	7,500,000		8,265,825
California Health Facilities Financing
Authority,
Revenue Bonds (Scripps Health) Ser.
A	5.00	11/15/2036	7,525,000		7,706,277
California Health Facilities Financing
Authority,
Revenue Bonds (Stanford Hospital
and Clinics) Ser. A	5.00	8/15/2042	1,000,000		1,089,270
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health) Ser. A	5.00	11/15/2048	3,000,000		3,363,330
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health) Ser. A	5.00	11/15/2031	1,150,000		1,331,677
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health) Ser. A	5.00	11/15/2030	750,000		873,818
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding
(Adventist Health System/West) Ser.
A	4.00	3/1/2039	2,925,000		2,992,421
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding
(Children's Hospital) Ser. A	5.00	8/15/2047	2,000,000		2,196,860
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding (Stanford
Health Care) Ser. A	5.00	11/15/2037	3,360,000		3,914,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding (Sutter
Health) Ser. A	5.00	8/15/2043	2,000,000		2,209,880
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding (Sutter
Health) Ser. B	5.00	11/15/2046	12,275,000		13,676,805
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding (Sutter
Health) Ser. D	5.25	8/15/2031	3,500,000		3,792,355
California Infrastructure and Economic
Development Bank,
Revenue Bonds, Refunding (Academy
of Motion Pictures Arts and Sciences
Obligated Group)	5.00	11/1/2041	2,250,000		2,494,642
California Municipal Finance Authority,
Charter School Revenue Bonds (The
Palmdale Aerospace Academy
Project)	5.00	7/1/2041	1,750,000	[c]	1,817,253
California Municipal Finance Authority,
Charter School Revenue Bonds (The
Palmdale Aerospace Academy
Project)	5.00	7/1/2046	1,670,000	[c]	1,726,780
California Municipal Finance Authority,
Revenue Bonds (California Baptist
University) Ser. A	5.00	11/1/2046	2,500,000	[c]	2,677,000
California Municipal Finance Authority,
Revenue Bonds (Channing House
Project) Ser. B	5.00	5/15/2047	2,500,000		2,877,625
California Municipal Finance Authority,
Revenue Bonds (LAX Integrated
Express Solutions Project)	5.00	12/31/2035	1,500,000		1,705,230
California Municipal Finance Authority,
Revenue Bonds (Student Housing
Project, CHF-Riverside I LLC)	5.00	5/15/2043	2,000,000		2,196,140
California Municipal Finance Authority,
Revenue Bonds, Refunding (Biola
University)	5.00	10/1/2039	1,000,000		1,118,160
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000		1,113,140
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000		1,108,490
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,108,700

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,227,061
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		3,839,255
California Municipal Finance Authority,
Revenue Bonds, Refunding
(Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,742,325
California Municipal Finance Authority,
Student Housing Revenue Bonds
(Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,585,440
California Pollution Control Financing
Authority,
Revenue Bonds (San Jose Water
Company Project)	5.10	6/1/2040	5,500,000		5,740,900
California Pollution Control Financing
Authority,
Water Facilities Revenue Bonds
(American Water Capital Corporation
Project)	5.25	8/1/2040	7,500,000	[c]	7,888,650
California Public Finance Authority,
Revenue Bonds, Refunding (Henry
Mayo Newhall Hospital)	5.00	10/15/2047	3,000,000		3,213,840
California Public Finance Authority,
University Housing Revenue Bonds
(NCCD-Claremont Properties LLC-
Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,000,000	[c]	1,012,160
California School Finance Authority,
Charter School Revenue Bonds,
Refunding (Aspire Public Schools -
Obligated Group)	5.00	8/1/2041	1,750,000	[c]	1,868,160
California School Finance Authority,
Revenue Bonds (Green Dot Public
School Authority) Ser. A	5.00	8/1/2048	1,650,000	[c]	1,799,886
California School Finance Authority,
School Facility Revenue Bonds
(Alliance for College-Ready Public
Schools Projects) Ser. A	5.00	7/1/2045	3,500,000	[c]	3,730,510
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities) Ser. A	5.00	9/1/2026	3,000,000		3,480,300
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)
Ser. D	5.00	12/1/2031	10,000,000		10,815,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Ser. A	5.50	12/1/2058	1,500,000	[c]	1,640,610
California Statewide Communities
Development Authority,
Revenue Bonds (Cottage Health
System Obligated Group)	5.00	11/1/2040	11,940,000		12,421,660
California Statewide Communities
Development Authority,
Revenue Bonds (Cottage Health
System Obligated Group)	5.25	11/1/2030	3,750,000		3,959,775
California Statewide Communities
Development Authority,
Revenue Bonds (Henry Mayo
Newhall Memorial Hospital)
(Insured; Assured Guaranty
Municipal Corp.) Ser. A	5.25	10/1/2043	2,100,000		2,308,215
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Ser. A	5.00	12/1/2036	5,250,000	[c]	5,620,755
California Statewide Communities
Development Authority,
Revenue Bonds (Viamonte Senior
Living Project)	3.00	7/1/2025	3,700,000		3,762,086
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Baptist
University) Ser. A	5.00	11/1/2041	700,000	[c]	759,297
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Baptist
University) Ser. A	5.00	11/1/2032	1,855,000	[c]	2,056,119
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Buck
Institute for Research on Aging)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/2034	2,390,000		2,692,000
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Cottage
Health System Obligated Group)	5.00	11/1/2043	4,000,000		4,424,360
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Front
Porch Communities & Services)	5.00	4/1/2047	4,555,000		5,051,723

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (John
Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,337,604
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding
(University of California, Irvine East
Campus Apartments)	5.00	5/15/2040	3,000,000		3,279,090
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding(American
Baptist Homes of the West)	5.00	10/1/2045	3,550,000		3,763,674
California Statewide Communities
Development Authority,
Student Housing Revenue Bonds
(University of California Irvine
Campus Apartments Phase IV)	5.00	5/15/2042	4,000,000		4,404,520
Carlsbad Unified School District,
GO, Convertible Capital Appreciation
Election, Ser. B	0/6.00	5/1/2034	5,000,000	[a]	5,991,000
County of Sacramento CA Airport
System Revenue,
Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000		6,777,642
Escondido Union High School District,
GO, Ser. C	0.00	8/1/2046	3,000,000	[b]	1,000,110
Foothill/Eastern Transportation
Corridor Agency,
Senior Lien Toll Road Revenue
Bonds, Refunding (Insured; Assured
Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[b]	5,661,900
Fresno Joint Powers Financing
Authority,
Lease Revenue Bonds, Refunding
(Master Lease Project) (Insured;
Assured Guaranty Municipal
Corporation) Ser. A	5.00	4/1/2037	850,000		961,240
Fresno Joint Powers Financing
Authority,
Lease Revenue Bonds, Refunding
(Master Lease Project) (Insured;
Assured Guaranty Municipal
Corporation) Ser. A	5.00	4/1/2035	1,000,000		1,143,250
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding (Tobacco
Settlement) Ser. A-1	5.00	6/1/2026	2,500,000		2,865,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding,
Refunding, Ser. A-1	5.00	6/1/2047	4,500,000		4,343,940
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds, Ser. B	0.00	6/1/2047	50,000,000	[b]	8,035,000
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Ser. A-1	5.00	6/1/2029	8,000,000		9,097,680
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/2026	3,265,000	[b]	2,755,138
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/2023	4,850,000	[b]	4,470,536
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/2022	3,605,000	[b]	3,395,910
Hesperia Community Redevelopment
Agency Successor Agency,
Tax Allocation (Insured; Assured
Guaranty Municipal Corporation) Ser.
A	5.00	9/1/2035	6,835,000		7,960,383
Hesperia Community Redevelopment
Agency Successor Agency,
Tax Allocation (Insured; Assured
Guaranty Municipal Corporation) Ser.
A	5.00	9/1/2034	3,255,000		3,804,574
Imperial Irrigation District,
Electric System Revenue Bonds,
Refunding, Ser. C	5.00	11/1/2038	1,800,000		2,041,668
Imperial Irrigation District,
Electric System Revenue Bonds,
Refunding, Ser. C	5.00	11/1/2037	2,500,000		2,843,925
Irvine City,
Special Tax Bonds	5.00	9/1/2048	4,250,000		4,656,342
Irvine City,
Special Tax Bonds	5.00	9/1/2043	2,500,000		2,745,150
Irvine City,
Special Tax GO (Great Park)	5.00	9/1/2044	2,500,000		2,657,625
Irvine Unified School District,
Special Tax Bonds, Ser. A	5.00	9/1/2042	400,000		438,208
Irvine Unified School District,
Special Tax Bonds, Ser. B	5.00	9/1/2042	1,000,000		1,095,520
Irvine Unified School District,
Special Tax Bonds, Ser. C	5.00	9/1/2042	1,000,000		1,095,520

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
Jurupa Public Financing Authority,
Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,810,701
Lancaster Redevelopment Agency,
GO, Refunding (Comb Redevelopment
Project Areas) (Insured; Assured
Guaranty Municipal Corporation)	5.00	8/1/2033	1,200,000	1,388,124
Lodi Public Financing Authority,
Electric Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation)	5.00	9/1/2030	1,275,000	1,553,218
Long Beach,
Harbor Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	3,984,190
Los Angeles Community Facilities
District,
Special Tax Bonds, Refunding (Playa
Vista-Phase 1)	5.00	9/1/2030	1,110,000	1,260,427
Los Angeles Community Facilities
District,
Special Tax Bonds, Refunding (Playa
Vista-Phase 1)	5.00	9/1/2029	1,190,000	1,357,195
Los Angeles County Public Works
Financing Authority,
LR, Revenue Bonds, Ser. D	5.00	12/1/2045	4,000,000	4,487,080
Los Angeles County Regional Financing
Authority,
Revenue Bonds (MonteCedro Inc.
Project) Ser. A	5.00	11/15/2044	2,000,000	2,198,780
Los Angeles Department of Airports,
Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,844,474
Los Angeles Department of Airports,
Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000	5,107,442
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/2038	3,500,000	3,887,135
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/2029	3,915,000	4,077,707
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/2035	25,000,000	25,990,250
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport) Ser. A	5.25	5/15/2029	16,090,000	16,215,019
Los Angeles Department of Airports,
Subordinate Revenue Bonds,
Refunding (Los Angeles International
Airport) Ser. C	5.00	5/15/2038	4,500,000	5,081,265
Los Angeles Harbor Department,
Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000	2,331,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
Los Angeles Harbor Department,
Revenue Bonds, Refunding, Ser. C	4.00	8/1/2039	10,000,000		10,468,400
Metropolitan Water District of
Southern California,
Water Revenue Bonds, Refunding,
Ser. A	5.00	10/1/2034	5,000,000		5,478,950
Metropolitan Water District of
Southern California,
Water Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,288,580
North Natomas Community Facilities
District,
Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		3,132,710
Northern California Power Agency,
Revenue Bonds, Refunding
(Hydroelectric Project Number 1)
(Insured; AMBAC)	7.50	7/1/2021	295,000	[d]	323,013
Northern California Transmission
Agency,
Revenue Bonds, Refunding
(California-Oregon Transmission
Project) Ser. A	5.00	5/1/2039	1,500,000		1,701,090
Northern California Transmission
Agency,
Revenue Bonds, Refunding
(California-Oregon Transmission
Project) Ser. A	5.00	5/1/2038	1,565,000		1,776,557
Oakland Redevelopment Successor
Agency,
Subordinated Tax Allocation Revenue
Bonds, Refunding (Insured; Assured
Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,424,260
Oakland Unified School District,
GO, Ser. A	5.00	8/1/2040	3,500,000		4,012,330
Orange County Community Facilities
District,
Special Tax Bonds (Esencia Village
Improvement Area #1)	5.00	8/15/2042	3,000,000		3,261,090
Orange County Community Facilities
District,
Special Tax Bonds (Esencia Village
Improvement Area #1)	5.00	8/15/2047	1,000,000		1,082,920
Orange County Community Facilities
District,
Special Tax Bonds (Village of Esencia)
Ser. A	5.00	8/15/2041	6,000,000		6,442,980
Palomar Community College District,
GO, Convertible Capital Appreciation
Election, Ser. B	0/6.38	8/1/2045	16,615,000	[a]	13,493,208
Palomar Health,
Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		2,136,141

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
Palomar Health,
Revenue Bonds, Refunding (Palomar
Health and Arch Health Partners)	5.00	11/1/2042	5,000,000	5,332,900
Peralta Community College District,
GO, Refunding (Dedicated Unlimited
Ad Valorem Property Tax Bonds) Ser.
A	4.00	8/1/2039	5,000,000	5,202,850
Pomona Redevelopment Agency,
Tax Allocation Revenue Bonds (West
Holt Avenue Redevelopment Project)
Ser. Y	5.50	5/1/2032	3,000,000	3,700,770
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company) Ser. F	5.00	8/1/2039	2,000,000	2,242,920
Sacramento County,
Airport System Revenue Bonds,
Refunding, Ser. B	5.00	7/1/2035	1,000,000	1,180,820
Sacramento County,
Airport System Revenue Bonds,
Refunding, Ser. B	5.00	7/1/2036	1,375,000	1,616,175
Sacramento County,
Airport System Senior Revenue
Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000	3,654,072
Sacramento County Water Financing
Authority,
Revenue Bonds (Sacramento County
Water Agency Zones 40 and 41 Water
System Project) (Insured; National
Public Finance Guarantee Corp.) Ser.
A	5.00	6/1/2025	5,000,000	5,012,850
Sacramento Municipal Utility District,
Electric Revenue Bonds, Refunding,
Ser. X	5.00	8/15/2028	1,845,000	1,990,423
San Diego Association of Governments,
South Bay Expressway Toll Revenue
Bonds, Refunding, Ser. A	5.00	7/1/2038	2,000,000	2,278,000
San Diego Association of Governments,
South Bay Expressway Toll Revenue
Bonds, Refunding, Ser. A	5.00	7/1/2042	6,000,000	6,765,240
San Diego County Regional Airport
Authority,
Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000	3,408,390
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue Bonds,
Ser. A	5.00	7/1/2034	3,000,000	3,124,470
San Diego County Regional
Transportation Commission,
Sales Tax Revenue Bonds, Ser. A	5.00	4/1/2044	10,000,000	11,293,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
San Francisco City & County Airport
Comm-San Francisco International
Airport,
Revenue Bonds, Refunding (SFO Fuel
Co LLC) Ser. A	5.00	1/1/2047	4,000,000		4,495,640
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds,
Refunding (San Francisco
International Airport) Ser. A	5.00	5/1/2029	1,000,000		1,203,810
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds,
Refunding (San Francisco
International Airport) Ser. A	5.00	5/1/2032	1,000,000		1,165,100
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds,
Refunding (San Francisco
International Airport) Ser. GOTVL	5.00	5/1/2028	2,000,000		2,191,980
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds,
Refunding (San Francisco
International Airport) Ser. GOTVL	5.00	5/1/2029	2,000,000		2,188,760
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue Bonds	5.00	11/1/2037	10,000,000		10,953,400
San Francisco City and County
Redevelopment Agency Community
Facilities District,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)		8/1/2021	500,000	[b]	438,480
San Joaquin Hills Transportation
Corridor Agency,
Senior Lien Toll Road Revenue
Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,372,950
San Jose Airport,
Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		2,884,891
Santa Margarita Water District
Community Facilities District
Number,
Special Tax Revenue Bonds (Village
of Sendero)	5.63	9/1/2043	7,000,000		7,516,950
Santa Margarita Water District
Community Facilities District
Number,
Special Tax Revenue Bonds,
Refunding (Talega) Ser. B	5.00	9/1/2027	1,945,000		2,137,497

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
Bonds, Refunding (Ladera Ranch)
Ser. A	5.00	8/15/2029	1,500,000	1,628,025
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
Bonds, Refunding (Ladera Ranch)
Ser. A	5.00	8/15/2030	1,000,000	1,080,800
Southern California Public Power
Authority,
Revenue Bonds (Linden Wind Energy
Project) Ser. A	5.00	7/1/2028	2,145,000	2,237,750
Southern California Public Power
Authority,
Revenue Bonds (Linden Wind Energy
Project) Ser. A	5.00	7/1/2029	1,230,000	1,283,013
Southern California Public Power
Authority,
Revenue Bonds (Milford Wind
Corridor Phase I Project)	5.00	7/1/2029	10,865,000	11,156,291
Southern California Public Power
Authority,
Revenue Bonds (Windy Point/Windy
Flats Project)	5.00	7/1/2027	7,765,000	8,107,048
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000	2,798,275
Stockton Unified School District,
GO, Refunding (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/2026	1,115,000	1,231,562
Stockton Unified School District,
GO, Refunding (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/2025	1,620,000	1,792,676
Successor Agency to the
Redevelopment Agency of the City
and County of San Francisco,
Tax Allocation Revenue Bonds
(Mission Bay South Redevelopment
Project) (Insured; National Public
Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000	1,224,619
Successor Agency to the
Redevelopment Agency of the City
and County of San Francisco,
Tax Allocation Revenue Bonds,
Refunding (Mission Bay North
Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000	1,767,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
Successor Agency to the
Redevelopment Agency of the City
and County of San Francisco,
Tax Allocation Revenue Bonds,
Refunding (Mission Bay South
Redevelopment Project) (Insured;
National Public Finance Guarantee
Corp.) Ser. C	5.00	8/1/2041	1,750,000		1,952,318
Successor Agency to the
Redevelopment Agency of the City of
Pittsburg,
Subordinate Tax Allocation Revenue
Bonds, Refunding (Los Medanos
Community Development Project)
(Insured; Assured Guaranty
Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000		3,528,600
Tender Option Bond Trust Receipts
(Series 2016-XM0375),
(Riverside County Transportation
Commission, Sales Tax Revenue
Bonds) Non-recourse	5.25	6/1/2021	7,500,000	[c,e]	8,649,037
Tender Option Bond Trust Receipts
(Series 2016-XM0379),
(Los Angeles Department of Water
and Power, Water System Revenue
Bonds) Non-recourse	5.00	7/1/2020	12,000,000	[c,e]	13,082,910
Tobacco Securitization Authority of
Northern California,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd
Sub-Asset Backed C)	0.00	6/1/2045	66,760,000	[b]	7,108,605
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation) Ser.
A1	4.75	6/1/2025	595,000		595,012
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation) Ser.
A1	5.13	6/1/2046	5,850,000		5,850,175
Torrance,
Revenue Bonds (Torrance Memorial
Medical Center)	5.00	9/1/2040	3,000,000		3,134,460
Turlock Irrigation District,
Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	25,000		25,698
University of California,
Systemwide Revenue Bonds,
Refunding, Ser. A	5.00	11/1/2038	5,000,000		5,766,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.3% (continued)
University of California Regents,
General Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000		3,484,560
University of California Regents,
Limited Project Revenue Bonds, Ser.
G	5.00	5/15/2042	10,000,000		10,870,300
University of California Regents,
Medical Center Pooled Revenue
Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000		3,043,200
University of California Regents,
Medical Center Pooled Revenue
Bonds, Ser. J	5.00	5/15/2043	10,000,000		10,872,600
Walnut Energy Center Authority,
Revenue Bonds, Refunding	5.00	1/1/2027	3,150,000		3,664,174
Wiseburn School District,
GO (CABS Election of 2010) Ser. C	0.00	8/1/2037	6,400,000		3,213,312
					863,375,296
U.S. Related - .7%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Ser. CC	5.25	7/1/2034	5,905,000		6,551,361
Total Long-Term Municipal Investments
(cost $839,628,716)					869,926,657

Short-Term Municipal Investments - .5%
California - .5%
Los Angeles Department of Water and
Power,
Revenue Bonds, Refunding, Ser. B-3	1.48	3/8/2019	3,700,000	[f]	3,700,000
U. S. Government Securities
U.S. Treasury Bills	2.46	6/13/2019	85,000	[g,h]	84,414
Total Short-Term Municipal Investments
(cost $3,784,409)					3,784,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $843,413,125)	101.5%	873,711,071
Liabilities, Less Cash and Receivables	(1.5%)	(12,614,062)
Net Assets	100.0%	861,097,009

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $55,929,120 or 6.5% of net assets.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Collateral for floating rate borrowings.
[f] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[g] Held by a counterparty for open exchange traded derivative contracts.
[h] Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 10 Year
Notes	58	3/19	7,080,532	7,061,500	19,032
Gross Unrealized Appreciation					19,032

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	873,626,657	-	873,626,657
U.S. Treasury	-	84,414	-	84,414
Other Financial Instruments:
Futures††	19,032	-	-	19,032
Liabilities ($)
Floating Rate Notes†††	-	(12,750,000)	-	(12,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2019, accumulated net unrealized appreciation on investments was $30,297,946, consisting of $35,459,566 gross unrealized appreciation and $5,161,620 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)